Significant accounting judgements, estimates and assumptions (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of assumptions used In sensitivity analysis for CGU's
The calculation of value in use made by the Company CGU’s is more sensitive to the following assumptions:

	Successor December 31, 2019	Successor December 31, 2018	Predecessor April 3, 2018	Predecessor December 31, 2017
Discount rates (post-tax)	12.6%	11.90%	11.25%	10.10%
Crude oil, NGL and Natural Gas prices
Crude oil-Brent (US/bbl)
2018	—	—	64.5	64.5
2019	—	70.0	65.0	65.0
2020	60.0	71.3	66.0	66.0
2021	60.4	69.6	65.9	65.9
Natural Gas-Local prices (US/MMBTU)
2018	—	—	4.60	4.60
2019	—	4.60	4.50	4.50
Onwards	3.5	4.60	4.50	4.50
NGL-Local prices (US/Tn.)
Onwards	300	430	439	439

Schedule of sensitivity analysis for CGU's with respect to change in assumptions

	Sucessor As of December 31, 2019	Sucessor As of December 31, 2018	Predecessor As of December 31, 2017
Discount rate	+/- 100 basis points	+/- 100 basis points	+/- 100 basis points
Carrying amount	- / -	- / -	(0,100) / 0,900
Expected crude oil, natural gas and NGL prices	+/- 10%	+/- 10%	+/- 10%
Carrying amount	- / -	- / (9,707)	4,000 / (3,100)